Note 13 - Stock Repurchase Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stock Repurchase Plan [Text Block]
(
13
)

STOCK REPURCHASE PLAN

On
October 27, 2015,
our Boa
rd of Directors authorized the repurchase of up to
$5,000
of our common stock from time to time on the open market, in compliance with Rule
10b
-
18
under the Securities Exchange Act of
1934,
or in privately negotiated transactions (the
"2015
Repurchase Plan"). Repurchases
may
be made under a Rule
10b5
-
1
plan entered into with RW Baird & Co., which permits shares to be repurchased when we might otherwise be precluded from doing so under insider trading laws. The timing and amount of any shares repurchased under the
2015
Repurchase Plan is determined by our management, based on our evaluation of market conditions and other factors. The
2015
Repurchase Plan does
not
obligate us to repurchase any particular amount of common stock and may
be suspended or discontinued at any time without prior notice. The
2015
Repurchase Plan is funded using our operating cash flow or available cash.

During
2016
and
2015,
we repurchased
241,805
and
41,332
shares under the
2015
Repurchase Plan, respectively. The total cost to repurchase these shares, including fees paid to our broker, was
$978
and
$155,
respectively. As of
December 31, 2016,
we had repurchased a total of
283,137
shares under the
2015
Repurchase Plan at a cost of
$1,133,
which included fees paid to our broker of
$7.
All of the repurchased shares were retired. The
2015
Repurchase Plan was suspended in
May 2016
and resumed in
September 2016.